Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
GOLDMAN SACHS N-11 EQUITY FUND
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Goldman Sachs N-11 Equity Fund—Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Goldman Sachs N-11 Equity Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 45 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-111 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but will be reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended October 31, 2014 was 41% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	41.00%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 45 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-111 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The Fund’s “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” have been restated to reflect the fee waiver and expense limitation currently in effect.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in Class A, Class C, Institutional and Class IR Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional and Class IR Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming complete redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]		rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a portfolio of equity investments that are tied economically to the “N-11 countries,” as defined below, or in issuers that participate in the markets of the N-11 countries. The Investment Adviser considers an investment to be tied economically to the N-11 countries if the investment is included in an index representative of one or more N-11 countries, the investment’s returns are linked to the performance of such an index, or the investment is exposed to the economic risks and returns of one or more N-11 countries.

An issuer participates in the markets of the N-11 countries if the issuer:
  Has a class of its securities whose principal securities market is in a N-11 country;
  Is organized under the laws of, or has a principal office in, a N-11 country;
  Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in one or more N-11 countries; or
  Maintains 50% or more of its assets in one or more N-11 countries.
The “N-11 countries” are countries that have been identified by the Goldman Sachs Global Economics, Commodities, and Strategy Research Team as the “Next Eleven” emerging countries after the BRICs (i.e., after Brazil, Russia, India and China) that share the potential to experience high economic growth and be important contributors to global gross domestic product (GDP) in the future.

The N-11 countries are Bangladesh, Egypt, Indonesia, Iran, Mexico, Nigeria, Pakistan, Philippines, South Korea, Turkey and Vietnam. The Fund will not invest in issuers organized under the laws of Iran, or domiciled in Iran, or in certain other issuers as necessary to comply with U.S. economic sanctions against Iran. Only securities open to foreign ownership by U.S. investors are eligible for investment by the Fund, and in some instances the Fund may be subject to foreign ownership limitations in these countries. The Fund may not be invested in all of the N-11 countries at all times. Under normal circumstances, the Fund maintains investments that are tied economically to and/or issuers that participate in the markets of at least four of the N-11 countries, and will not invest more than 50% of its Net Assets in investments that are tied economically to and/or issuers that participate in the markets of any one country.

The Fund expects to invest primarily in equity securities, including common or ordinary stocks, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), preferred stock, convertible securities, investment companies (including other mutual funds or exchange-traded funds (“ETFs”)), and rights and warrants. The Fund’s equity investments may also include equity swaps, equity index swaps, futures, participation notes, options and other derivatives and structured securities, which are used primarily to gain broad access to markets and/or individual securities that may be difficult to access via direct investment in equity securities.

The Fund’s investments are selected using a strong valuation discipline based on industry specific metrics, to purchase what the Investment Adviser believes are well positioned, cash-generating businesses run by shareholder-oriented management teams. From a valuation perspective, the Investment Adviser generally looks for companies where its proprietary estimate of their earnings, asset value or cash flow is meaningfully different from consensus; or where the Investment Adviser believes growth in intrinsic value is not reflected in the share price. Allocation of the Fund’s investments is determined by the Investment Adviser’s assessment of a company’s upside potential and downside risk, how attractive it appears relative to the Fund’s other holdings, and how the addition will impact the Fund’s sector and industry weightings. The largest weightings are given to companies the Investment Adviser believes have the most upside return potential relative to their contribution to overall portfolio risk. The Fund’s investments may include companies of all capitalization sizes.

The Fund may invest in: (i) developed country investments and other emerging country investments; and (ii) fixed income investments, including non-investment grade fixed income securities.

The Fund will not invest more than 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry.

The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) Next 11 ex Iran GDP Weighted Index (Net, USD, Unhedged).

			THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (“INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Banking Industry Risk.  An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Foreign and Emerging Countries Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent the Fund also invests in securities of issuers located in emerging countries, these risks may be more pronounced.

The Fund will invest heavily in issuers located in or that participate in the markets of Bangladesh, Egypt, Indonesia, Mexico, Nigeria, Pakistan, Philippines, South Korea, Turkey and Vietnam and therefore will be particularly exposed to the economies, industries, securities and currency markets of these countries, which may be adversely affected by protectionist trade policies, slow economic activity worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S. The N-11 countries currently generally have smaller economies or less developed capital markets than traditional emerging markets countries, and, as a result, the risks of investing in emerging market countries are magnified in these countries.

Foreign Custody Risk.  The Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often underdeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk.  The Fund will not invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry, except that, to the extent that an industry represents 20% or more of the Fund’s benchmark index at the time of investment, the Fund may invest up to 35% of its assets in that industry. Concentrating Fund investments in a limited number of issuers conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Non-Diversification Risk.  The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk.  To the extent the Fund invests a significant amount of its assets in one or more sectors, such as the financial services or telecommunications sectors, the Fund will be subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different sectors.

			Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Risk Lose Money [Text]		rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional and Class IR Shares compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	The total return for Institutional Shares for the 6-month period ended June 30, 2015 was –4.70%. Best Quarter Q1 ‘12 +11.20% Worst Quarter Q2 ‘13 –7.92%
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional and Class IR Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
GOLDMAN SACHS N-11 EQUITY FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.52%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.07%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.73%
1 Year		rr_ExpenseExampleYear01	$ 716
3 Years		rr_ExpenseExampleYear03	1,132
5 Years		rr_ExpenseExampleYear05	1,573
10 Years		rr_ExpenseExampleYear10	$ 2,793
1 Year		rr_AverageAnnualReturnYear01	(7.19%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.15%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2011
GOLDMAN SACHS N-11 EQUITY FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.52%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.77%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.82%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	2.48%
1 Year		rr_ExpenseExampleYear01	$ 351
3 Years		rr_ExpenseExampleYear03	842
5 Years		rr_ExpenseExampleYear05	1,459
10 Years		rr_ExpenseExampleYear10	3,123
1 Year		rr_ExpenseExampleNoRedemptionYear01	251
3 Years		rr_ExpenseExampleNoRedemptionYear03	842
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,459
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 3,123
1 Year		rr_AverageAnnualReturnYear01	2.50%
Since Inception		rr_AverageAnnualReturnSinceInception	4.24%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2011
GOLDMAN SACHS N-11 EQUITY FUND | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.37%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.67%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.33%
1 Year		rr_ExpenseExampleYear01	$ 135
3 Years		rr_ExpenseExampleYear03	493
5 Years		rr_ExpenseExampleYear05	875
10 Years		rr_ExpenseExampleYear10	$ 1,948
2012		rr_AnnualReturn2012	24.15%
2013		rr_AnnualReturn2013	(1.22%)
2014		rr_AnnualReturn2014	(1.39%)
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(4.70%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	11.20%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.92%)
1 Year		rr_AverageAnnualReturnYear01	(3.52%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.87%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2011
GOLDMAN SACHS N-11 EQUITY FUND | Class IR
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.30%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Service Fees		rr_Component1OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.51%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.81%
Fee Waiver and Expense Limitation	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Total Annual Fund Operating Expenses	[4],[5]	rr_NetExpensesOverAssets	1.48%
1 Year		rr_ExpenseExampleYear01	$ 151
3 Years		rr_ExpenseExampleYear03	537
5 Years		rr_ExpenseExampleYear05	949
10 Years		rr_ExpenseExampleYear10	$ 2,100
1 Year		rr_AverageAnnualReturnYear01	(1.39%)
Since Inception		rr_AverageAnnualReturnSinceInception	2.04%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2011
GOLDMAN SACHS N-11 EQUITY FUND | Returns After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(6.99%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.25%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2011
GOLDMAN SACHS N-11 EQUITY FUND | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(3.87%)
Since Inception		rr_AverageAnnualReturnSinceInception	0.25%
Inception Date		rr_AverageAnnualReturnInceptionDate	Feb. 28, 2011
GOLDMAN SACHS N-11 EQUITY FUND | MSCI Next 11 ex Iran GDP Weighted Index (Net, USD, Unhedged; reflects no deduction for fees or expenses)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(1.56%)
Since Inception		rr_AverageAnnualReturnSinceInception	1.89%

[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The differences in the "Other Expenses" ratios across the share classes are the result of, among other things, contractual differences in transfer agency fees and the effect of mathematical rounding on the daily accrual of certain expenses, particularly in respect of small share classes.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fees in order to achieve an effective net management fee rate of 1.13% as an annual percentage rate of the average daily net assets of the Fund; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.164% of the Fund's average daily net assets. These arrangements will remain in effect through at least July 31, 2016, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[4]	After Fee Waiver and Expense Limitation
[5]	The Fund's "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.